Share-based Compensation (Tables)	12 Months Ended
Jun. 30, 2015
SHARE-BASED COMPENSATION [Abstract]
Schedule of share option activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
		US$
Balance at June 30, 2014	17,793,336	2.72	2.56
Exercised	(6,427,446)	1.94
Expired	(232,488)	1.72
Forfeited	(565,228)	4.22
Balance at June 30, 2015	10,568,174	3.13	2.26
Vested and exercisable at June 30, 2015	6,744,800	2.28	1.20

Schedule of assumptions used in binomial option-pricing model
	For the Year Ended June 30,
	2013	2014
Risk-free interest rate (per annum)	1.23%~1.47%	1.28%~2.78%
Contractual life of the option	6	6
Expected dividend yield	0%	0%
Expected volatility	54.06%~56.38%	47.19%~55.10%
Post-vesting forfeiture rate	0%	0%